1
The GDL Fund
Schedule of Investments — September 30, 2021 (Unaudited)
Shares
Market
Value
COMMON STOCKS  — 49.1%
Aerospace  — 2.4%
90,000 Aerojet Rocketdyne Holdings Inc. ...... $ 3,919,500
5,000 Hexcel Corp.† .................... 296,950
7,500 Meggitt plc† ..................... 74,619
4,291,069
Automotive: Parts and Accessories  — 0.2%
40,000 Haldex AB† ..................... 212,921
2,000 Veoneer Inc.† .................... 68,120
281,041
Building and Construction  — 1.7%
2,000 Hinokiya Group Co. Ltd. ............. 41,871
40,000 Lennar Corp., Cl. B ................ 3,103,600
3,145,471
Business Services  — 6.1%
60,000 CAI International Inc. ............... 3,354,600
135,000 Clear Channel Outdoor Holdings Inc.† ... 365,850
1,775 Devoteam SA† ................... 272,224
5,000 Echo Global Logistics Inc.† .......... 238,550
2,000 eWork Group AB .................. 25,404
87,000 exactEarth Ltd.† .................. 227,357
23,900 GP Strategies Corp.† ............... 494,730
3,000 IHS Markit Ltd. ................... 349,860
44,000 Sportsman's Warehouse Holdings Inc.† . 774,400
2,000 Stagwell Inc.† .................... 15,340
15,000 Stamps.com Inc.† ................. 4,946,850
11,065,165
Cable and Satellite  — 1.0%
30,000 Liberty Global plc, Cl. A† ............ 894,000
10,000 Liberty Global plc, Cl. C† ............ 294,600
18,000 Liberty Latin America Ltd., Cl. A† ...... 235,440
5,351 Liberty Latin America Ltd., Cl. C† ...... 70,205
8,000 Shaw Communications Inc., Cl. B ...... 232,560
1,726,805
Computer Software and Services  — 8.3%
25,000 Avast plc(a) ..................... 191,264
1,000 Blue Prism Group plc† ............. 15,495
350,000 Cloudera Inc.† ................... 5,589,500
200 Cornerstone OnDemand Inc.† ........ 11,452
10,000 Dell Technologies Inc., Cl. C† ......... 1,040,400
500 Inovalon Holdings Inc., Cl. A† ........ 20,145
150,000 Medallia Inc.† .................... 5,080,500
9,000 QAD Inc., Cl. A ................... 786,510
6,000 QAD Inc., Cl. B ................... 522,900
12,000 Xilinx Inc. ....................... 1,811,880
15,070,046
Consumer Products  — 0.4%
9,000 Dorel Industries Inc., Cl. B† .......... 77,594
Shares
Market
Value
5,000 Hunter Douglas NV† ............... $ 567,591
645,185
Diversified Industrial  — 0.1%
3,000 Akka Technologies† ................ 165,760
2,500 Forterra Inc.† .................... 58,900
1,000 The ExOne Co.† .................. 23,380
248,040
Electronics  — 0.8%
60,000 Bel Fuse Inc., Cl. A ................ 862,200
1,000 Coherent Inc.† ................... 250,090
5,000 IEC Electronics Corp.† .............. 76,650
13,000 Neways Electronics International NV† ... 220,608
2,000 Ultra Electronics Holdings plc ......... 87,203
1,496,751
Energy and Utilities  — 3.9%
13,333 Alvopetro Energy Ltd. .............. 47,054
8,000 Avista Corp. ..................... 312,960
8,000 Covanta Holding Corp. .............. 160,960
13,500 Enable Midstream Partners LP ........ 109,620
40,000 Endesa SA ...................... 807,138
460,000 Gulf Coast Ultra Deep Royalty Trust ..... 10,948
109,704 PNM Resources Inc. ............... 5,428,154
5,000 Solarpack Corp. Tecnologica SA† ...... 152,034
7,028,868
Entertainment  — 0.7%
32,000 Fox Corp., Cl. B ................... 1,187,840
500 Meredith Corp.† .................. 27,850
1,215,690
Financial Services  — 6.0%
1,000 American National Group Inc. ......... 189,030
5,000 Atlantic Capital Bancshares Inc.† ...... 132,450
8,000 Bank of Commerce Holdings ......... 121,360
3,247 Brookfield Asset Management Inc., Cl. A . 173,747
25,000 Cadence BanCorp ................. 549,000
7,000 Century Bancorp Inc., Cl. A .......... 806,680
3,000 Cerved Group SpA† ................ 35,515
15,000 Charles Stanley Group plc ........... 103,581
96,500 Macquarie Infrastructure Holdings LLC .. 3,914,040
55,000 MoneyGram International Inc.† ....... 441,100
9,500 Santander Consumer USA Holdings Inc. . 396,150
46,000 State Auto Financial Corp. ........... 2,343,700
24,000 Steel Partners Holdings LP† .......... 682,200
10,000 Sterling Bancorp .................. 249,600
3,500 Willis Towers Watson plc ............ 813,610
10,951,763
Food and Beverage  — 0.6%
5,500 Sanderson Farms Inc. .............. 1,035,100
1,000 Stock Spirits Group plc ............. 5,046

The GDL Fund
Schedule of Investments (Continued) — September 30, 2021 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Food and Beverage (Continued)
450,000 Yashili International Holdings Ltd.† ..... $ 31,793
1,071,939
Health Care  — 7.6%
3,500 Acceleron Pharma Inc.† ............. 602,350
12,000 AstraZeneca plc, ADR .............. 720,720
24,500 Change Healthcare Inc.† ............ 513,030
17,000 Hill-Rom Holdings Inc. ............. 2,550,000
35,000 Idorsia Ltd.† ..................... 848,007
20,000 Intersect ENT Inc.† ................ 544,000
9,000 Itamar Medical Ltd., ADR† ........... 271,980
215,000 Kadmon Holdings Inc.† ............. 1,872,650
24,000 Magellan Health Inc.† .............. 2,269,200
13,500 Misonix Inc.† .................... 341,550
15,000 PPD Inc.† ...................... 701,850
7,000 QIAGEN NV† .................... 361,760
8,500 Soliton Inc.† ..................... 173,060
120,000 Trillium Therapeutics Inc.† ........... 2,107,200
13,877,357
Hotels and Gaming  — 0.2%
1,000 Flutter Entertainment plc† ........... 197,798
10,000 Gamesys Group plc ................ 249,269
447,067
Machinery  — 1.8%
25,000 CFT SpA† ....................... 133,211
6,000 CIRCOR International Inc.† .......... 198,060
15,000 CNH Industrial NV ................. 255,416
2,500 Lydall Inc.† ..................... 155,225
7,000 Neles Oyj ....................... 96,085
21,200 Raven Industries Inc.† .............. 1,221,332
50,000 Welbilt Inc.† ..................... 1,162,000
6,200 Zardoya Otis SA .................. 50,416
3,271,745
Metals and Mining  — 0.4%
50,000 Alamos Gold Inc., Cl. A ............. 360,000
5,000 Ardagh Group SA ................. 127,450
20,000 Artemis Gold Inc.† ................ 84,794
70,000 Sierra Metals Inc.† ................ 126,000
698,244
Paper and Forest Products  — 1.4%
45,000 Domtar Corp.† ................... 2,454,300
Real Estate  — 1.3%
255,000 Atrium European Real Estate Ltd. ...... 926,014
25,000 Columbia Property Trust Inc., REIT ..... 475,500
10,000 Corem Property Group AB, Cl. B ....... 26,501
12,200 Deutsche Wohnen SE .............. 747,858
1,000 Landmark Infrastructure Partners LP .... 16,350
Shares
Market
Value
500 Monmouth Real Estate Investment Corp.,
REIT ......................... $ 9,325
6,000 Rayonier Inc., REIT ................ 214,080
1,000 S IMMO AG ..................... 23,121
2,438,749
Retail  — 0.4%
2,000 Cervus Equipment Corp. ............ 30,665
1,200 Zooplus AG† .................... 676,940
707,605
Semiconductors  — 0.4%
10,000 DSP Group Inc.† .................. 219,100
2,400 Siltronic AG ..................... 378,642
600 Siltronic AG ..................... 95,216
692,958
Specialty Chemicals  — 1.8%
35,000 Atotech Ltd.† .................... 845,250
50,000 Ferro Corp.† ..................... 1,017,000
30,000 Kraton Corp.† .................... 1,369,200
4,000 SGL Carbon SE† .................. 43,647
200 Tronox Holdings plc, Cl. A ........... 4,930
3,280,027
Telecommunications  — 1.2%
574 Iliad SA ........................ 121,011
175,000 Koninklijke KPN NV ................ 550,361
1,500 Loral Space & Communications Inc. .... 64,515
10,000 Nuance Communications Inc.† ........ 550,400
34,000 Orange Belgium SA ................ 764,835
21,000 Parrot SA† ...................... 119,924
2,171,046
Transportation  — 0.3%
40,000 Abertis Infraestructuras SA† ......... 224,720
1,000 Kansas City Southern .............. 270,640
5,000 Ocean Yield ASA .................. 23,473
518,833
Wireless Communications  — 0.1%
713,121 NII Holdings Inc., Escrow† ........... 213,936
TOTAL COMMON STOCKS ......... 89,009,700
CLOSED-END FUNDS  — 1.5%
425,000 Altaba Inc., Escrow† ............... 2,794,375
PREFERRED STOCKS  — 0.0%
Financial Services  — 0.0%
2,000 Steel Partners Holdings LP, Ser. A, 6.000%,
02/07/26 ...................... 46,940

The GDL Fund
Schedule of Investments (Continued) — September 30, 2021 (Unaudited)
Shares
Market
Value
RIGHTS  — 0.4%
Entertainment  — 0.0%
225,000 Media General Inc., CVR†(b) ......... $ 0
Health Care  — 0.2%
70,000 Achillion Pharmaceuticals Inc., CVR† ... 35,000
215,942 Alder BioPharmaceuticals Inc. – H.
Lundbeck A/S, CVR† ............. 215,942
79,391 Ambit Biosciences Corp., CVR†(b) ..... 134,171
103,040 Dova Pharmaceuticals Inc., CVR† ...... 12,880
400,000 Elanco Animal Health Inc., CVR† ....... 4,000
300,000 Innocoll, CVR†(b) ................. 0
125,000 Ipsen SA/Clementia, CVR†(b) ......... 0
23,000 Ocera Therapeutics, CVR†(b) ......... 3,910
3,000 Prevail Therapeutics Inc., CVR†(b) ..... 1,500
346,322 Teva Pharmaceutical Industries Ltd., CCCP,
expire 02/20/23†(b) .............. 0
11,000 Tobira Therapeutics Inc., CVR†(b) ...... 0
407,403
Metals and Mining  — 0.2%
419,000 Pan American Silver Corp., CVR† ...... 301,680
TOTAL RIGHTS ................ 709,083
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS  — 49.0%
$ 88,932,000 U.S. Treasury Bills,
0.026% to 0.058%††, 10/14/21 to
02/03/22(c) .................... 88,927,556
TOTAL INVESTMENTS BEFORE
SECURITIES SOLD SHORT — 100.0%
(Cost $179,683,381) ............. $ 181,487,654
Shares
Market
Value
SECURITIES SOLD SHORT — (2.7)%
Building and Construction — (1.6)%
30,000 Lennar Corp., Cl. A ......................... $ 2,810,400
Financial Services — (0.2)%
4,200 BancorpSouth Bank ........................ 125,076
1,000 Columbia Banking System Inc. ............ 37,990
426 S&P Global Inc. ............................ 181,003
344,069
Semiconductors — (0.9)%
16,000 Advanced Micro Devices Inc. .............. 1,646,400
Shares
Market
Value
700 II-VI Inc. ................................... $ 41,552
1,687,952
TOTAL SECURITIES SOLD SHORT
(Proceeds received $3,454,864)(d) ..... $ 4,842,421
(a) Security exempt from registration under Rule 144A of the Securities
Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c) At September 30, 2021, $17,650,000 of the principal amount was pledged as collateral for securities sold short and forward foreign exchange contracts.
(d) At September 30, 2021, these proceeds are being held at Pershing LLC.
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt
CCCP Contingent Cash Consideration Payment
CVR Contingent Value Right
REIT Real Estate Investment Trust
Geographic Diversification
% of Total
Investments *
Market
Value
Long Positions
North America ...................... 92.1% $ 167,172,841
Europe .............................. 7.9 14,241,149
Japan ............................... 0.0 ** 41,871
Asia/Pacific ......................... 0.0 ** 31,793
Total Investments — Long Positions 100.0% $ 181,487,654
Short Positions
North America ...................... (2.7) % $ (4,842,421)
Total Investments — Short Positions (2.7)% $ (4,842,421)
* Total investments exclude securities sold short.
** Amount represents less than 0.05%.

The GDL Fund
Schedule of Investments (Continued) — September 30, 2021 (Unaudited)
As of September 30, 2021, forward foreign exchange contracts outstanding were as follows:
Currency Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Appreciation/
Depreciation
USD 7,018,146 EUR 6,000,000 State Street Bank and Trust Co. 10/29/21 $ 64,269
USD 262,990 SEK 2,300,000 State Street Bank and Trust Co. 10/29/21 211
USD 157,555 CAD 200,000 State Street Bank and Trust Co. 10/29/21 (342)
USD 270,871 GBP 200,000 State Street Bank and Trust Co. 10/29/21 1,382
TOTAL FORWARD FOREIGN EXCHANGE CONTRACTS
$ 65,520